Operating costs - Additional Information (Details) SFr in Millions	12 Months Ended
Dec. 31, 2020 CHF (SFr)
Operating costs
Decrease in external research and development costs	SFr 2.4
Decrease in professional fees	0.6
Increase in insurance costs	SFr 1.5